Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Schedule of reconciliation of intangible assets

(In € thousand)	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED 31 DECEMBER, 2021
Opening net book value	1,112	32,423	1,737	137	35,409
Additions	802	140	—	—	942
Amortization charge	(719)	(2,919)	(178)	—	(3,816)
Disposals	—	—	—	—	—
Exchange rate differences	22	123	21	(2)	165
CLOSING NET BOOK VALUE	1,217	29,768	1,581	134	32,700
AS AT DECEMBER 31, 2021
Cost	6,254	80,724	9,895	134	97,007

Accumulated amortization and impairment	(5,037)	(50,956)	(8,314)	—	(64,307)
CLOSING NET BOOK VALUE	1,217	29,768	1,581	134	32,700

(In € thousand)	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
YEAR ENDED 31 DECEMBER, 2022
Opening net book value	1,217	29,768	1,581	134	32,700
Additions	201	1	—	—	201
Amortization charge	(792)	(2,957)	(171)	—	(3,920)
Impairment charge	—	—	—	—	—
Disposals	—	—	(2)	(125)	(127)
Exchange rate differences	(41)	(80)	(14)	(9)	(144)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711
AS AT DECEMBER 31, 2022
Cost	6,240	80,514	7,304	—	94,058
Accumulated amortization and impairment	(5,655)	(53,783)	(5,910)	—	(65,347)
CLOSING NET BOOK VALUE	585	26,731	1,394	—	28,711